Financial risk management - License agreement (Details) - USD ($) $ / shares in Units, $ in Millions			1 Months Ended
	Jun. 01, 2021	Jan. 01, 2021	Mar. 31, 2021
Preferred Class B Shares
Financial instruments and financial risk management
Proceeds from issue of shares			$ 74.0
Shares issued			286,705
Fair value of current financial assets			$ 11.2
AgomAb | Preferred Class B Shares
Financial instruments and financial risk management
Proceeds from issue of shares			$ 74.0
Shares issued			286,705
Fair value of current financial assets			$ 11.2
Zai Lab
Financial instruments and financial risk management
Number of shares issued	568,182	568,182
Share price	$ 132	$ 132